Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment

For the year ended December 31, 2025	Note	Network infrastructure and equipment (1)	Land and buildings (1)	Assets under construction	Total
Cost
January 1, 2025		76,151	10,161	2,225	88,537
Additions		1,983	515	2,080	4,578
Business acquisitions	4	3,000	537	435	3,972
Transfers		1,163	3	(2,149)	(983)
Retirements and disposals		(2,791)	(109)	(5)	(2,905)
Impairment (losses) reversals recognized in earnings	8	(135)	12	—	(123)
Reclassified to assets held for sale	17	(1)	(2)	—	(3)
Net foreign exchange differences		(23)	(4)	(5)	(32)
December 31, 2025		79,347	11,113	2,581	93,041
Accumulated depreciation
January 1, 2025		52,681	5,855	—	58,536
Depreciation		3,319	542	—	3,861
Retirements and disposals		(2,764)	(80)	—	(2,844)
Transfers		9	(15)	—	(6)
Net foreign exchange differences		(1)	—	—	(1)
Other		(40)	(6)	—	(46)
December 31, 2025		53,204	6,296	—	59,500
Net carrying amount
January 1, 2025		23,470	4,306	2,225	30,001
December 31, 2025		26,143	4,817	2,581	33,541
(1)Includes right-of-use assets. See Note 19, Leases, for additional details.

For the year ended December 31, 2024	Note	Network infrastructure and equipment (1)	Land and buildings (1)	Assets under construction	Total
Cost
January 1, 2024		74,676	9,805	2,355	86,836
Additions		2,092	430	2,107	4,629
Business acquisitions	4	72	184	10	266
Transfers		881	79	(2,239)	(1,279)
Retirements and disposals		(1,484)	(232)	(8)	(1,724)
Impairment losses recognized in earnings	8	(85)	(95)	—	(180)
Reclassified to assets held for sale	17	(1)	(10)	—	(11)
December 31, 2024		76,151	10,161	2,225	88,537
Accumulated depreciation
January 1, 2024		50,926	5,558	—	56,484
Depreciation		3,245	513	—	3,758
Retirements and disposals		(1,447)	(214)	—	(1,661)
Other		(43)	(2)	—	(45)
December 31, 2024		52,681	5,855	—	58,536
Net carrying amount
January 1, 2024		23,750	4,247	2,355	30,352
December 31, 2024		23,470	4,306	2,225	30,001
(1)Includes right-of-use assets. See Note 19, Leases, for additional details.